As filed with the Securities and Exchange Commission on or about April 28, 2023
Registration No. 2‑99584
Registration No. 811‑04379

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑lA
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
PRE‑EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 65	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 68	☒

PLAN INVESTMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code (630) 472‑7700
ALEXANDER D. HUDSON
Chief Operating Officer
Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)

Copy to:
JOSEPH M. MANNON
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of Proposed Public Offering: April 30, 2023
Title of Securities Being Registered: Participation Certificates
This post-effective amendment is being filed for the purpose of updating annual financial information and making certain other non‑material changes.

PLAN INVESTMENT FUND, INC.
PROSPECTUS
April 30, 2023
Plan Investment Fund, Inc. (the “Fund”) is an open‑end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations, as described herein under the heading “Purchase of Participation Certificates.” The Fund offers Participation Certificates in, and consists of, the two investment portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”), which are each a money market fund managed pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

•
Government Portfolio (PIFXX) — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements collateralized by such obligations.

•
Money Market Portfolio (PIMXX) — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank obligations and commercial obligations.*

*The Money Market Portfolio is a “Floating Net Asset Value” money market fund. Accordingly, the price per Participation Certificate for the Money Market Portfolio will fluctuate.
The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(ii)

GOVERNMENT PORTFOLIO
Investment Objective
The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.13%
Other Expenses	0.08%

Total Annual Portfolio Operating Expenses	0.21%
Fee Waivers and Expense Reimbursements(1)	(0.11%)

Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.10%

(1)
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2024, without the consent of the Board of Trustees of the Fund (the “Board”).

Example
This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$56	$107	$257
Principal Investment Strategies
The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies

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or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Government Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act (“Rule 2a‑7”) and other rules of the SEC. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued, delayed delivery or forward commitment basis.
The Government Portfolio has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. This non‑fundamental policy will not change without the Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Portfolio’s cash holdings are not eligible under the 80% policy.
Principal Investment Risks
Risk is inherent in all investing. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in the Portfolio.
U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a

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repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments.    Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Portfolio has exposure.
Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the interbank rates, a bank’s prime rate, the 90‑day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.
Performance Information
The following bar chart and table show the performance of the Government Portfolio and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one‑, five- and ten‑year periods

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ended December 31, 2022. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621‑9215.
Government Portfolio
Annual Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 0.85% (for the quarter ended December 31, 2022) and the lowest quarterly return was 0.00% (for the quarter ended September 30, 2021).
Average Annual Total Returns

(for the periods ended December 31, 2022):	1 Year	5 Years	10 Years
Government Portfolio	1.53%	1.18%	0.70%
The Government Portfolio seven‑day average yield as of December 31, 2022 was 3.99%. You may obtain this Portfolio’s current seven‑day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621‑9215.
Investment Advisor
BlackRock Advisors, LLC is the Government Portfolio’s investment advisor.
Purchase and Sale of Participation Certificates
The Government Portfolio does not have minimum initial or subsequent investment requirements.
The Government Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Investors may transmit purchase or redemption orders through the Investment Advisor’s CachematrixTM by BlackRock trading platform (“CachematrixTM by BlackRock”), which can be found at www.pif.com, or by calling (800) 821‑9771. You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount.

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Tax Information
The Government Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Participation Certificates through a broker-dealer or other financial intermediary (such as a bank), the Administrator and/or its affiliates may pay the intermediary for the sale of Participation Certificates and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and its representatives to recommend the Portfolio over another investment. Ask your financial intermediary if you would like more information regarding potential conflict of interest.
MONEY MARKET PORTFOLIO
Investment Objective
The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.20%
Other Expenses	0.29%

Total Annual Portfolio Operating Expenses	0.49%
Fee Waivers and Expense Reimbursements(1)	(0.31%)

Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements(2)	0.18%

(1)
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor has further agreed to waive its fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. BCS Financial Services Corporation (the “Administrator”) has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2024 without the consent of the Board of Trustees of the Fund (the “Board”).

(2)
The Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements in this fee table does not correlate to the expense ratio in the Portfolio’s financial highlights because the Total Annual

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Portfolio Operating Expenses after Fee Waiver and Expense Reimbursements have been restated to reflect that fees that were waived during the fiscal year ended December 31, 2022 pursuant to the portfolio yield-based fee waiver are not currently being waived.
Example
This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$126	$244	$587
Principal Investment Strategies
The Money Market Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations. Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks. These investments include bank certificates of deposit and time deposits, bankers’ acceptances and commercial paper, and also includes repurchase agreements secured by such obligations.
In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Portfolio invests in securities maturing in 397 days (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a‑7 of the 1940 Act. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a‑7.
Principal Investment Risks
Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly

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liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
Financial Services Industry Risk. The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Portfolio’s investments in obligations of these issuers may lose value during such periods.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.
Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90‑day period in the event that the Portfolio’s liquidity was to fall below designated thresholds. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share.

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The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.
Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, groups of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Small Fund Risk. The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the Portfolio to

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liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market considerations or other considerations, which may negatively impact the Portfolio’s performance.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in the Portfolio.
U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90‑day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.
Performance Information
The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one‑, five- and ten‑year periods ended December 31, 2022. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling (800) 621‑9215.
Money Market Portfolio
Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 0.97% (for the quarter ended December 31, 2022) and the lowest quarterly return was -0.03% (for the quarter ended March 31, 2022).

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Average Annual Total Returns

(for the periods ended December 31, 2022):	1 Year	5 Years	10 Years
Money Market Portfolio	1.67%	1.28%	0.76%
The Money Market Portfolio seven‑day average yield as of December 31, 2022 was 4.77%. You may obtain this Portfolio’s current seven‑day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621‑9215.
Investment Advisor
BlackRock Advisors, LLC is the Money Market Portfolio’s investment advisor.
Purchase and Sale of Participation Certificates
The Money Market Portfolio does not have minimum initial or subsequent investment requirements.
The Money Market Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Purchase orders must be placed in dollars, but redemption orders may be placed in either number of shares or dollars. Investors may transmit their orders through the Investment Advisor’s online trading platform, CachematrixTM by BlackRock, which can be found at www.pif.com, or by calling (800) 821‑9771. You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount.
Tax Information
The Money Market Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Participation Certificates through a broker-dealer or other financial intermediary (such as a bank), the Administrator and/or its affiliates may pay the intermediary for the sale of Participation Certificates and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and its representatives to recommend the Portfolio over another investment. Ask your financial intermediary if you would like more information regarding potential conflict of interest.
ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES
The Government Portfolio
Investment Objective - The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Government Portfolio without approval of the holders of the Portfolio’s Participation Certificates.
Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate daily redemption requests. The Government Portfolio seeks to maintain a net asset value of $1.00 per Participation Certificate.
The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies

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or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio has a non‑fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. This non‑fundamental policy will not change without the Government Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Government Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Government Portfolio’s cash holdings are not eligible under the 80% policy.
The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Portfolio has a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Government Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages. The Investment Advisor generally holds portfolio securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.
Pursuant to Rule 2a‑7, the Government Portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act and any commitments the Portfolio has made to investors. To comply with this liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below in the section titled “Special Limitations Affecting Redemptions.”
The Government Portfolio investments may include:
Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements collateralized by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.
U.S. Treasury Obligations. The Portfolio may invest in direct obligations of the U.S. Treasury. The Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.
Variable and Floating Rate Instruments. These instruments provide for adjustments in the interest rate on certain reset dates (i.e., variable rate) or whenever a specified interest rate index changes (i.e., floating rate).
Forward Commitment, When-Issued and Delayed Delivery Securities. The purchase or sale of securities on a when-issued basis or on a delayed delivery (delayed settlement) basis involves the purchase or sale of securities

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by the Portfolio at an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.
The Money Market Portfolio
Investment Objective - The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Money Market Portfolio without approval of the holders of the Portfolio’s Participation Certificates.
Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate reasonable daily redemption requests.
The Money Market Portfolio intends to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations, in each case having remaining maturities of 397 days or less (with certain exceptions). Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks, and also includes repurchase agreements secured by such obligations. In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages.
The Money Market Portfolio purchases eligible securities pursuant to guidelines approved by the Fund’s Board, and, when required under Rule 2a‑7, the Investment Advisor determines whether a security presents minimal credit risk. The Investment Advisor generally holds securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.
The Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a‑7. Accordingly, although the Portfolio is a money market fund the NAV of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a‑7.
Pursuant to Rule 2a‑7, the Portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act and any commitments the Portfolio has made to investors. To comply with this liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below in the section titled “Special Limitations Affecting Redemptions.”

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Description of Principal and Other Investments
Additional information regarding the principal investments of the Portfolios is set forth below. The Portfolios may utilize other non‑principal investment strategies from time to time, which are discussed in the Statement of Additional Information (the “SAI”).
Both Portfolios may:
1.    Purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.
2.    Invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.
3.    Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. For the Government Portfolio the repurchase agreements are fully collateralized by U.S. Government securities.
4.    Purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
5.    Purchase securities on a “when-issued” or “delayed delivery” (delayed settlement) basis. Each Portfolio expects that commitments to purchase when-issued or delayed settlement securities will not exceed 15% of the value of its total assets absent unusual conditions. The Portfolios will only enter into when-issued or delayed delivery (delayed settlement) transactions that will settle within 35 days of the trade date, and the Portfolios intend to physically settle all such transactions. The Portfolios do not intend to purchase when-issued or delayed delivery securities for speculative purposes, but only in furtherance of their investment objectives. The Portfolios do not receive income from when-issued or delayed delivery securities prior to delivery of such securities.
A Portfolio may not acquire an illiquid security (defined as, securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately their market value as determined by the Portfolio) if, immediately following such acquisition, more than 5% of the Portfolio’s total assets are invested in illiquid securities. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.
The Money Market Portfolio may also:
1.    Purchase bank obligations, such as bank holding company obligations, bankers acceptances and commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks having assets of at least $1 billion, provided that such bank obligations meet the quality, diversification, and other requirements of Rule 2a‑7 and other SEC rules. The Portfolio may also make interest-bearing savings deposits in domestic commercial and savings banks.
2.    Purchase commercial paper issued by domestic and foreign issuers that meet the Portfolio’s quality, diversification, and other requirements.
3.    Purchase corporate bonds and notes issued by domestic issuers that meet the Portfolio’s quality, diversification, and other requirements.

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4.    The Portfolio may, when deemed appropriate by its Investment Advisor in light of its investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, which carry yields that are competitive with those of other types of money market instruments of comparable quality.
5.    Purchase variable amount master demand notes (“VAMD Notes”) issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such VAMD Notes normally are considered illiquid and are not traded, the Fund may at any time demand payment of principal and accrued interest be made by the issuers of the VAMD Notes in less than seven days. Investment in VAMD Notes would be subject to the limitations on purchases of illiquid securities described under “Investment and Borrowing Limitations” in the Statement of Additional Information, as well as the liquidity requirements of the Portfolios described above.
6.    Borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of Portfolio securities is considered to be disadvantageous.
7.    The Portfolio may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Portfolio may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages (“mortgage-backed securities”) and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable-rate securities.
Each investor should determine for itself the suitability of investing in a Portfolio, and with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.
Unusual Conditions/Temporary Defensive Periods
As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash may not earn income.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Portfolios’ Statement of Additional Information.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
The following paragraph is applicable to the Money Market Portfolio: Risk is inherent in all investing. You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following paragraph is applicable to Government Portfolio: Risk is inherent in all investing. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit

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Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. This section contains a discussion of principal and certain non‑principal risks of investing in a Portfolio. The “Investment Objective” and “Additional Information on Portfolio Instruments” sections in the Statement of Additional Information includes more information about each Portfolio, its investments, and related risks.
Principal Investment Risks
Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.
Extension Risk (Money Market Portfolio Only). When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Fees & Gates Risk (Money Market Portfolio Only). The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90‑day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
Financial Services Industry Risk (Money Market Portfolio Only). The Portfolio will be susceptible to economic, business, political or other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

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The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Portfolio’s investments may lose value during such periods.
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Floating Net Asset Value Risk (Money Market Portfolio Only). The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.
Foreign Exposure Risk (Money Market Portfolio Only). Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Income Risk. Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Mortgage- and Asset-Backed Securities Risks (Money Market Portfolio Only). Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other

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assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Portfolio’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolio’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Portfolio invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Portfolio may invest may also provide a degree of investment leverage, which could cause the Portfolio to lose all or substantially all of its investment.
Difficulties in the mortgage market, such as declining real estate values, may exacerbate delinquencies and loss on mortgage loans adversely affect the performance and market value of certain of the Portfolio’s mortgage-related investments. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Prepayment Risk (Money Market Portfolio Only). When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
Repurchase Agreement Risk. The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a

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repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Portfolio.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non‑U.S. issuers that rely on the United States for trade. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Stable Net Asset Value Risk. (Government Portfolio Only). The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in a Portfolio.
U.S. Government Obligations Risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag

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in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing).    The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90‑day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.
Large Participation Certificate Holder and Large-Scale Redemption Risk. Certain Participation Certificate holders may from time to time own or manage a substantial amount of Participation Certificates or may invest in a Portfolio and hold its investment for a limited period of time. There can be no assurance that any large Participation Certificate holder would not redeem their investment or that the size of a Portfolio would be maintained. Redemptions of a large number of Participation Certificates by these Participation Certificate holders may adversely affect the Portfolios’ liquidity and net assets. These redemptions may force a Portfolio to sell securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Portfolio.
Small Fund Risk (Money Market Portfolio Only). The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the fund to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market conditions or other considerations, which may negatively impact the Portfolio’s performance.
Non‑Principal Investment Risks
Municipal Securities Risks (Money Market Portfolio Only). Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation and secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Portfolio may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio may lose money.

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Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Portfolio’s loss.
Tax‑Exempt Status Risk — In making investments, the Portfolio and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax‑exempt status of interest on Municipal Obligations and payments under tax‑exempt derivative securities. Neither the Portfolio nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax‑exempt status, the Portfolio and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Portfolio’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
MANAGEMENT OF THE PORTFOLIOS
Investment Advisor
BALLC, the Investment Advisor to the Government Portfolio and the Money Market Portfolio, is an SEC registered investment adviser. BALLC was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.
The Investment Advisor is a wholly owned indirect subsidiary of BlackRock, Inc., which had approximately $8.59 trillion of assets under management as of December 31, 2022. BALLC manages assets for U.S. registered investment companies and 529 Plans. BALLC’s overall experience includes cash management, as well as managing equity, fixed income, alternative, multi-asset and quantitative equity strategies. BALLC has been a registered investment adviser since 1994.
As Investment Advisor, BALLC manages and is responsible for all purchases and sales of securities of the Portfolios. BALLC also provides certain administration services to the Portfolios, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. BALLC subcontracts certain of the Portfolio’s administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio’s average daily net assets. BALLC, and not the Portfolios, pay BNY Mellon for the sub‑contracted services.
BALLC has contractually agreed to waive its fees such that each Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, BALLC and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets and BALLC has agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BALLC and the Administrator cannot terminate such fee waivers prior to

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May 1, 2024 without the consent of the Board. For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2024 without the consent of the Board.
BALLC and the Administrator will not recoup any fees that were waived pursuant to these waiver agreements in any subsequent years. For the fiscal year ended December 31, 2022, BALLC waived fees for the Government Portfolio equal to 0.08% of the Portfolio’s average daily net assets and waived fees for the Money Market Portfolio equal to 0.20% of the Portfolio’s average daily net assets. BALLC was paid, net of fees waived and expenses reimbursed, $591,968 by the Government Portfolio on a cash basis (0.04% of the Government Portfolio’s average net assets) and $0 by the Money Market Portfolio (0.00% of the Money Market Portfolio’s average net assets) during the fiscal year ended December 31, 2022.
A discussion regarding the basis for the Board of Trustees approving the continuation of the investment advisory and service agreements between the Fund and BALLC with respect to the Portfolios is available in the Fund’s annual report to Participation Certificate holders for the year ended December 31, 2022.
Trustees
Jennifer J. Allen is Executive Vice President and Chief Financial Officer of Blue Cross & Blue Shield of Mississippi.
Sandra M. Clarke is Chief Operating Officer of Blue Shield of California.
William A. Coats is Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida.
John F. Giblin is Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee, Inc.
Diane G. Gore is President and Chief Executive Officer of Blue Cross Blue Shield of Wyoming.
Lori C. Hair is Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina.
Juan A. Lopez, Jr. is Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross.
Gina L. Marting is Executive Vice President, Chief Financial Officer and Treasurer of Hawaii Medical Service Association.
Mitch W. Perry is Senior Vice President and Chief Financial Officer of Blue Cross and Blue Shield of North Carolina.

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Susan A. Pickar is Chief Financial Officer and Treasurer of BCS Financial Corporation.
Vincent P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.
T. Ralph Woodard, Jr. is Senior Vice President, Chief Financial Officer and Treasurer of Capital Blue Cross.
SHAREHOLDER INFORMATION
Participation Certificates
The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Government Portfolio, which is a government money market fund, seek to maintain a NAV of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.
Pricing of Participation Certificates
For the Government Portfolio
The NAV per Participation Certificate is calculated by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Government Portfolio’s NAV per Participation Certificate is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business (a “Business Day”). In computing NAV per Participation Certificate, the Government Portfolio uses the amortized cost method of valuation. See “Use of Amortized Cost” below. Although the Government Portfolio seeks to maintain a constant NAV of $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.
The Government Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.
For the Money Market Portfolio
The NAV per Participation Certificate is calculated by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Money Market Portfolio’s NAV per Participation Certificate is calculated on each Business Day at 8:00 A.M., 12:00 P.M. and 3:00 P.M. Eastern time. The 8:00 A.M., 12:00 P.M. and 3:00 P.M. calculation points are intended to facilitate same day settlement. The times at which the NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.
The Money Market Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.
In calculating its NAV, the Money Market Portfolio will value its holdings using readily available market quotations. Portfolio holdings for which market quotations are not readily available are fair valued by the

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Investment Advisor pursuant to the Board’s designation of the Investment Advisor as “valuation designee” with respect to the Money Market Portfolio in accordance with Rule 2a‑5 under the 1940 Act. The Investment Advisor, as the Money Market Portfolio’s valuation designee, fair values portfolio holdings in accordance with its valuation policies and procedures, generally utilizing last available bid prices or price evaluations provided by an independent pricing service selected by the Investment Advisor. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Money Market Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Investment Advisor may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Money Market Portfolio is the amount the Portfolio might reasonably expect to receive from the current sale of that assets or the cost to extinguish that liability in an arm’s‑length transaction. When determining the fair value of an investment, the Investment Advisor may use one or more fair value methodologies (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment. Valuing the Money Market Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. The Money Market Portfolio is also subject to liquidity fees and the temporary suspension of redemptions, as explained below under “Special Limitations Affecting Redemptions”.
Use of Amortized Cost
Under the amortized cost valuation method, an investment is valued initially at its cost, which is then adjusted each day by the amount of interest income accrued over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the accrued interest is added to the investment’s cost; if the initial cost exceeds the amount payable at maturity (a “premium”), then the accrued interest is subtracted from the investment’s cost.
In response to SEC guidance that funds may only use the amortized cost method to value a Portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a Portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

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Purchase of Participation Certificates
The Fund’s Participation Certificates may be purchased only by (i) Blue Cross Plans, Blue Shield Plans, and Blue Cross and Blue Shield Plans (individually, a “Plan” and, collectively, the “Plans”), the Blue Cross and Blue Shield Association (“BCBSA”), and BCS Financial Corporation (“BCS”); and (ii) subsidiaries and affiliates of any Plan, BCBSA, or BCS. These investors are referred to individually as a “BCBS Investor” and collectively as “BCBS Investors”; the Fund’s Participation Certificate holders may also include any person or entity that has a written agreement with the Fund, a principal underwriter of the Fund’s Participation Certificates, or BCS or its subsidiaries and affiliates to hold Participation Certificates exclusively for the benefit of any BCBS Investor. The Fund sells Participation Certificates of each Portfolio without a sales charge at the NAV per Participation Certificate next calculated after receipt of a purchase order is confirmed. Investors may open an account with the Fund by completing and submitting to the Fund’s administrator, BCS Financial Services Corporation (previously defined as the “Administrator”), an application which may be obtained by calling (800) 621‑9215. The application requests information from the investor that is required in order to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any Business Day through CachematrixTM by BlackRock, which can be found at www.pif.com, or by calling (800) 821‑9771 and indicating the amount and the Portfolio of the Participation Certificates desired.
You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount. See “Financial Intermediaries” below for additional information.
Purchase orders for a Portfolio will be processed at the NAV next calculated after receipt of your purchase order is received in proper form and confirmed by BNY Mellon. For purchases made through a financial intermediary, your financial intermediary is responsible for the timely submission of your order. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates.
Government Portfolio
A purchase order for the Government Portfolio must be received by 2:55 P.M., Eastern Time (if placed online through CachematrixTM by BlackRock or through a financial intermediary), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821‑9771) in order to receive same‑day settlement. If your purchase order is confirmed after these order placement cutoff times, your order will be processed at the NAV calculated on the next Business Day. In addition, in order for a purchase order to be processed the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred.
Money Market Portfolio
The Money Market Portfolio’s NAV is calculated at 8:00 A.M., 12:00 P.M. and 3:00 P.M. (Eastern Time) on each Business Day. The 8:00 A.M., 12:00 P.M. and 3:00 P.M. calculation points are intended to facilitate same day settlement. The cutoff times by which your purchase order for the Money Market Portfolio must be received in order to receive settlement at these NAV calculation points are as follows (all times are Eastern Time):

For your Purchase order to be eligible to be processed at the following NAV calculation points:
		8:00 A.M.	12:00 P.M	3:00 P.M.
Your order must be received by the following times (based on your order submission method)	Online: CachematrixTM by BlackRock	7:55 A.M.	11:55 A.M.	2:55 P.M.
	Phone: (800) 821‑9771	8:00 A.M.	12:00 P.M.	3:00 P.M.
	Financial Intermediary	7:30 A.M.	11:30 A.M.	2:30 P.M.

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If your purchase order is confirmed after these order placement cutoff times, your order will be processed at the NAV next calculated. In addition, in order for a purchase order to be processed the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:45 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred, including any costs incurred to recompute the Portfolio’s NAV.
Payment for your Purchase Order: Investors must pay for purchase orders for Participation Certificates through Federal wire to BNY Mellon. Wire instructions will be provided to each investor upon account opening and can be provided by request to the Fund’s Administrator by calling (800) 621‑9215.
Redemption of Participation Certificates
Investors may transmit redemption orders through CachematrixTM by BlackRock, which can be found at www.pif.com, or by calling (800) 821‑9771, or through their financial intermediary. The Fund will redeem Participation Certificates at the NAV per Participation Certificate next calculated after your redemption order is received in proper form and confirmed by BNY Mellon.
Government Portfolio
A redemption order for the Government Portfolio must be received by 2:55 P.M., Eastern Time (if placed online through CachematrixTM by BlackRock or through a financial intermediary), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821‑9771) in order to receive same‑day settlement.
Money Market Portfolio
The cutoff times by which your redemption order for the Money Market Portfolio must be received in order to receive same day settlement are as follows (all times are Eastern Time):

For your Redemption order to be eligible to be processed at the following NAV calculation points:
		8:00 A.M.	12:00 P.M	3:00 P.M.
Your order must be received by the following times (based on your order submission method)	Online: CachematrixTM by BlackRock	7:55 A.M.	11:55 A.M.	2:55 P.M.
	Phone: (800) 821‑9771	8:00 A.M.	12:00 P.M.	3:00 P.M.
	Financial Intermediary	7:30 A.M.	11:30 A.M.	2:30 P.M.
Additional Information on Redemptions of Participation Certificates
If your redemption order with respect to a Portfolio is confirmed after these cutoff times, your order will be processed at the NAV next calculated.
Under normal conditions, each Portfolio typically expects to meet redemption requests through the use of the Portfolio’s holdings of cash or cash equivalents or by selling other Fund assets. A redemption in‑kind may be used under unusual circumstances and is discussed in more detail below and in the SAI. The Fund will pay for redeemed Participation Certificates of a Portfolio for which a redemption order is received on a Business Day before 3:00 P.M., Eastern Time by BNY Mellon in Federal funds wired to the redeeming investor’s account on the same Business Day if a redemption gate is not in place. The Fund will pay for redemption orders which are received on a Business Day after the applicable times specified above (or on a day when BNY Mellon is closed) in Federal funds wired on the next Business Day that BNY Mellon is open for business if a redemption gate is not in place. An investor receives no dividend for the day on which Participation Certificates are redeemed, therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following Business Day to do so.

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The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the 1940 Act and as determined by the SEC by rules and regulations.
If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (previously defined as a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing. If the Fund redeems the Participation Certificates held by such investor, the Fund will notify such investor.
Redemption In‑Kind
Investors may request that redemption order proceeds consist of securities held by the redeemed Portfolio in lieu of cash. Prior to requesting that a redemption order be paid with Portfolio securities in‑kind, an investor must provide the Investment Advisor with written instructions identifying the custodial account to receive the securities to be distributed. The Fund may decline such a request in full or in part and pay redemption proceeds in cash if the Fund determines it is in its best interest to do so. The securities to be distributed in an in‑kind payment of redemption proceeds shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a‑5 under the 1940 Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.
If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90‑day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f‑1 under the 1940 Act.
Special Limitations Affecting Redemptions
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Portfolio assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. Government, certain other U.S. Government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.
The Fund has adopted policies and procedures such that the Money Market Portfolio may impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 Business Days in any 90-day period in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any Business Day, the Money Market Portfolio will impose a liquidity fee of at least 1% on all redemptions beginning on the next Business Day, unless the Board, including a majority of the Independent Trustees, determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which liquidity fee would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Portfolio. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of the Money Market Portfolio’s NAV determinations. All liquidity fees payable by Participation

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Certificate holders of the Portfolio would be payable to the Portfolio and could offset any losses realized by the Portfolio when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Money Market Portfolio will notify Participation Certificate holders on the Portfolio’s website or by press release. In addition to identifying the Portfolio, such notifications will include the Portfolio’s percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Portfolio to the SEC on Form N‑CR. If redemptions are temporarily suspended, the Portfolio will not accept redemption orders until the Portfolio has notified Participation Certificate holders that the redemption gate has been lifted. Participation Certificate holders wishing to redeem shares once the redemption gate has been lifted will need to submit a new redemption request to the Portfolio.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act , if an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of Participation Certificate holders of the Money Market Portfolio.
If the Money Market Portfolio’s weekly liquid assets fall below 10% of its assets on a Business Day, the Portfolio may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the Independent Trustees. Prior to suspending redemptions, the Portfolio would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Portfolio ceases honoring redemptions and determines to liquidate, the Portfolio expects that it would notify Participation Certificate holders on the Portfolio’s website or by press release. Distributions to Participation Certificate holders of liquidation proceeds may occur in one or more disbursements.
Unprocessed purchase orders that the Money Market Portfolio receives prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re‑confirmed. Under certain circumstances, the Portfolio may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Portfolio can verify that the redemption order was received in good order by the Portfolio before the Portfolio imposed liquidity fees or temporarily suspended redemptions.
Additional Purchase and Redemption Information
The Fund’s Board has not adopted policies and procedures with respect to frequent purchases and redemptions of the Portfolios’ Participation Certificates (market timing policy) because the Government Portfolio seeks to maintain a stable NAV of $1.00 per Participation Certificate and because both Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.
Financial Intermediaries
You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates.

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Financial intermediaries may include banks and others that have entered into agreements with the Fund or the Distributor. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio’s behalf. If you place your order and hold your Participation Certificates through an intermediary, you are not transacting directly with the Portfolios, and you must follow the intermediary’s transaction procedures. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after the Fund accepts and confirms the order submitted by the intermediary on your behalf. Your intermediary may impose different or additional conditions than the Portfolios on your transactions, including a cut‑off time for submitting your order to the intermediary that is prior to the time at which the Portfolio’s NAV is next calculated.
Your intermediary also may impose a minimum initial and/or additional investment amount and access charges directly to you for the intermediary’s services in addition to the fees paid by the Administrator. You should consult with your intermediary directly for information regarding its conditions and any fees for purchasing and redeeming Participation Certificates. Neither the Fund nor its Portfolios are responsible for the failure of your intermediary to carry out its responsibilities, and under no circumstances will the Fund or a Portfolio pay your intermediary for transaction or other account services rendered on your behalf.
Dividends and Distributions
Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. Each Portfolio pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on its account application, will be transmitted to such investor by wire within five Business Days after the end of the month (or within five Business Days after a redemption of all of the investor’s Participation Certificates). The Government Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.
Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that the Fund knows the true identity of its Participation Certificate holders.
Distributor
The Fund has entered into a Distribution Agreement dated as of September 30, 2021 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.
FEDERAL INCOME TAXES
As long as a Portfolio meets the requirements for being a regulated investment company, the Portfolio pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year and intend to continue to meet these requirements in future years.
Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

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Dividends declared in October, November or December of any year and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year will be deemed for federal income tax purposes to have been received by the Participation Certificate holders and paid by the Portfolio on December 31 of the year in which the dividend was declared.
When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because the Government Portfolio currently seeks to maintain a stable NAV of $1.00 per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates. However, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates as a result of the Money Market Portfolio’s floating NAV. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions. Holders of Participation Certificates may be limited in their ability to utilize capital losses.
If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of Participation Certificates as described above, the holder would recognize gain or loss based on the aggregate value of their Participation Certificates of a Portfolio during the computation period. The holder’s gain or loss would generally equal (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period. A holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period. The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Investors in the Portfolios should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.
A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption. There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.
Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

31

The foregoing discussion is only a brief summary of some of the federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

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FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Government Portfolio and the Money Market Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2022, 2021, 2020, 2019 and 2018 has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm. Cohen & Company, Ltd.’s report, along with audited financial statements of the Portfolios, is included in the Fund’s Annual Report dated December 31, 2022, which is available upon request. The last page describes how to request this information.

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Government Portfolio
The table below sets forth selected financial data for a Government Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0152	0.0001	0.0041	0.0213	0.0177
Net Realized Gain (Loss) on Investments	— (1)	— (1)	0.0002	0.0001	— (1)

Total From Investment Operations	0.0152	0.0001	0.0043	0.0214	0.0177

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0152)	(0.0001)	(0.0043)	(0.0214)	(0.0177)
Net Realized Capital Gains	—	—	— (1)	—	—

Total Dividends and Distributions	(0.0152)	(0.0001)	(0.0043)	(0.0214)	(0.0177)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.53%	0.02%	0.43%	2.16%	1.78%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,308,779	$1,117,653	$1,751,033	$1,455,572	$751,652
Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets (3)	1.58%	0.01%	0.36%	2.11%	1.78%

(1)	Less than $0.0001 per share.
(2)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.21%, 0.21%, 0.20%, 0.22% and 0.23% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(3)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 1.47%, (0.12)%, 0.26%, 1.99% and 1.65% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

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Money Market Portfolio
The table below sets forth selected financial data for a Money Market Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/22	Year Ended 12/31/21		Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net Asset Value, Beginning of Year	$1.0000	$1.0001		$0.9999	$0.9998	$0.9998

Investment Operations:
Net Investment Income	0.0165	0.0001		0.0052	0.0223	0.0191
Net Realized and Unrealized Gain (Loss) on Investments	0.0001	(0.0001)		0.0002	0.0002	— (1)

Total From Investment Operations	0.0166	—	(1)	0.0054	0.0225	0.0191

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0165)	(0.0001)		(0.0052)	(0.0224)	(0.0191)

Total Dividends and Distributions	(0.0165)	(0.0001)		(0.0052)	(0.0224)	(0.0191)

Net Asset Value, End of Year	$1.0001	$1.0000		$1.0001	$0.9999	$0.9998

Total Return	1.67%	—	%(1)	0.54%	2.28%	1.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$66,774	$58,081		$60,784	$204,857	$267,625
Ratio of Net Expenses to Average Net Assets (2)	0.17%	0.16%		0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets (3)	1.70%	0.01%		0.70%	2.26%	1.93%

(1)	Less than $0.0001 per share or 0.01%
(2)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.49%, 0.44%, 0.35%, 0.32% and 0.36% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(3)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 1.39%, (0.27)%, 0.53%, 2.11% and 1.75% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

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WHERE TO FIND MORE INFORMATION
The Statement of Additional Information dated April 30, 2023 relating to the Government Portfolio and the Money Market Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus. Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders.
Investors can get free copies of the above-named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621‑9215. The Fund makes available the Prospectus, SAI, and Annual and Semi-Annual Reports, free of charge, on the Fund’s website at www.pif.com.
Information about the Fund (including the SAI) is available on the SEC’s EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The Fund’s Investment Company Act File No. is 811‑04379.

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PLAN INVESTMENT FUND, INC.

GOVERNMENT PORTFOLIO (PIFXX)

MONEY MARKET PORTFOLIO (PIMXX)

Statement of Additional Information

April 30, 2023

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”) relating to the Government Portfolio and the Money Market Portfolio of the Fund (each, a “Portfolio” and collectively, the “Portfolios”), dated April 30, 2023, as it may from time to time be supplemented or revised (the “Prospectus”). No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Portfolios, including the report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s Annual Report dated December 31, 2022 are incorporated by reference into this SAI. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator, BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers Participation Certificates in, and consists of, two investment portfolios: Government Portfolio and Money Market Portfolio. The Government Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987. The Government Portfolio and Money Market Portfolio are each a diversified series of the Fund.

DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO

AND THEIR INVESTMENTS AND RISKS

Investment Objective

Each Portfolio’s investment objective is set forth in the Prospectus. The investment objective of a Portfolio may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolios will achieve their investment objectives, they endeavor to do so by following the strategies and policies described in the Prospectus and this SAI.

Additional Information on Portfolio Instruments

The following supplements information contained in the Prospectus concerning the Portfolios’ principal investment strategies. To the extent an investment policy is discussed in this SAI but not in the Prospectus with respect to a Portfolio, such policy is not a principal investment strategy of the Portfolio. The information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which a Portfolio may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Domestic Issuers. The Fund considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Commercial Paper. Investments in commercial paper will be rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper includes, “Section 4(a)(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of dealers who make a market in Section 4(a)(2) paper, thereby providing liquidity. Certain transactions in Section 4(a)(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public.

Environmental, Social and Governance (“ESG”) Integration. Although the Fund does not seek to implement a specific ESG, impact or sustainability strategy, BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) will consider ESG characteristics in the credit research and investment process for the Fund. All securities purchases by the Fund are selected from approved lists maintained by BALLC. All instruments on an approved list used by BALLC have met the minimal credit risk requirement of Rule 2a-7, if required. In reviewing instruments, BALLC will consider the capacity of the issuer or guarantor to meet its obligations. BALLC considers ESG data within the total data available during its review. This may include third party research as well as considerations of proprietary BALLC research across environmental, social and governance risk and opportunities regarding an issuer. ESG characteristics are not the sole consideration when making investment decisions the Fund. The Fund may invest in issuers that do not reflect the beliefs or values with respect to ESG of any particular investor. BALLC will consider those ESG characteristics it deems relevant or additive when making investment decisions for the Fund. The ESG characteristics utilized in the Fund’s investment processes may evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. While BALLC views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved. The Fund may incorporate certain specific ESG considerations into its investment objectives, strategies and/or processes.

Forward Commitment, When-Issued and Delayed Delivery Securities. Securities purchased in a forward commitment, when-issued or delayed delivery transaction are purchased for delivery beyond the normal settlement date at a stated price and yield. A Portfolio will generally not pay for such securities or start earning interest on them until they are received. In such a transaction, the purchase or sale will be recorded on the date a Portfolio enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Portfolio’s NAV. The value of the security on the delivery date may be more or less than its purchase price. The Portfolio will bear the risk of a decline in the value of the security in these transactions and may not benefit from appreciation in the value of the security during the commitment period. The Portfolios will only enter into when-issued or delayed delivery (delayed settlement) transactions that will settle within 35 days of the trade date, and the Portfolios intend to physically settle all such transactions.

A Portfolio’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Portfolio engages in these transactions, it relies on the seller to consummate the trade, and there can be no assurance that the security will be delivered. Failure of the seller to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolios do not intend to engage in these transactions for speculative purposes, but only with the intention of acquiring the securities in furtherance of the Portfolio’s investment objective. However, the Portfolios reserve the right to dispose of a forward commitment prior to settlement if the Investment Advisor deems it appropriate to do so.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Portfolios include: U.S. Treasury Bills, Treasury Notes, Treasury Bonds, and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), Federal National

Mortgage Association (“Fannie Mae”), Federal Financing Bank, General Services Administration, The Co-Operative Central Bank , Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Farm Credit System and Tennessee Valley Authority. The Portfolios may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Portfolios may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. In a repurchase agreement, a Portfolio purchases securities from counterparties, such as banks and broker-dealers, which must be deemed creditworthy by the Investment Adviser, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The repurchase agreements of the Government Portfolio are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the repurchase agreements. The repurchase agreements of the Money Market Portfolio are fully collateralized by cash, obligations issued by the U.S. Government or its agencies and instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or if unrated, determined to be of comparable quality by the Investment Advisor pursuant to standards approved by the Board. The collateral of the Money Market Portfolio is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs or include classes of collateralized mortgage obligations issued by agencies and instrumentalities of the U.S. Government, such as interest only and principal only, residual interests, planned amortization classes certificates and targeted amortization classes certificates and may also include securities that the Money Market Portfolio could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this SAI contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Irrespective of the type of collateral underlying the repurchase agreement, the Investment Advisor must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Portfolio and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act. These standards require an independent review by the Portfolio’s Investment Advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the repurchase agreement during its contemplated term. The Investment Advisor will monitor the creditworthiness of the seller during the life of a repurchase agreement.

Securities subject to repurchase agreements will be held by the Portfolios’ custodian or sub-custodian, The Bank of New York Mellon (“BNY Mellon”), or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by a Portfolio to the seller.

Repurchase agreements pose certain risks for a Portfolio that utilizes them. Such risks are not unique to the Portfolio but are inherent in repurchase agreements. The Portfolios seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the repurchase agreement, the Portfolios might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, lower quality collateral may be more difficult to liquidate than higher quality collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolios may be delayed or limited.

The Portfolios will perfect their security interest in the collateral securing the repurchase agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Investment Advisor analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Portfolio would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. A Portfolio may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Portfolio from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Portfolio will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Portfolio for this purpose, and a Portfolio could incur a loss for this reason.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Reverse Repurchase Agreements. The Money Market Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement a Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Portfolio is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

The Money Market Portfolio’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Investment Advisor will evaluate the creditworthiness of the other party in determining whether the Portfolio will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by the Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price to which the Portfolio remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. The Money Market Portfolio’s investments in reverse repurchase agreements is subject to the Portfolio’s fundamental investment limitation on borrowing as set forth under the section entitled “Investment and Borrowing Limitations” in this SAI.

Variable Amount Master Demand Notes. With respect to the variable amount master demand notes (“VAMD Notes”) described in the Prospectus, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Mortgage-Related and Other Asset-Backed Securities. Mortgage-related securities include fixed and adjustable-rate mortgage pass-through certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed mortgage pass-through certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by Freddie Mac include Freddie Mac mortgage participation certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac.

The Money Market Portfolio only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which the Money Market Portfolio may hold are known as “regular” interests. The Portfolio may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests.” The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. The Money Market Portfolio currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

The Money Market Portfolio may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities. These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Variable and Floating Rate Instruments. The maturity of the instruments in which the Portfolios invest normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.    Variable and floating rate instruments held by a Portfolio may have maturities of more than 397 days provided: (i) the Portfolio is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice, unless the instrument is guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days.

In determining a Portfolio’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Portfolio’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Portfolio to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Portfolio may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Certain instruments in which a Portfolio may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. In connection with the LIBOR transition, on March 5, 2021 the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. Specifically, the publication of all settings of British Pound Sterling, Swiss Franc, Euro and Japanese Yen LIBOR, as well as the 1-week and 2-month settings of U.S. dollar LIBOR were phased out at the end of 2021. Although many LIBOR rates have been phased out as originally intended, a selection of widely used U.S. dollar LIBOR rates continue to be published until June 2023 to assist with an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these U.S. dollar LIBOR settings after December 31, 2021, subject to certain limited exceptions. In June 2017, the Alternative Reference Rates Committee announced a replacement for LIBOR, the Secured Overnight Funding Rate (“SOFR”). The Federal Reserve Bank of New York began publishing the SOFR in April 2018, and on December 16, 2022, the Fed adopted a final rule that identifies SOFR as a replacement for USD LIBOR. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities that will replace LIBOR in certain financial contracts after June 30, 2023. There is no assurance that the characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the similar volume or liquidity.

Any potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of a Portfolio’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. Certain legislation has been promulgated that would replace references to U.S. dollar LIBOR in certain legacy U.S. dollar LIBOR instruments with a specified replacement rate, such as SOFR, by operation of law; however there remains significant uncertainty regarding the effectiveness of any such legislation. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition could therefore lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates. The transition may also result in a reduction in the value of certain instruments held by a Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

Negative Interest Rate Instruments. Certain countries may experience negative interest rates on deposits, and debt instruments have traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help incentivize growth. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s exposures to interest rate risk. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Loan Participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. A Portfolio may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Portfolio is permitted to invest. Such loan participations may have a demand provision that permits the Portfolio to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Portfolio may be regarded as a creditor of the intermediary bank so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent.

Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Portfolio. The Fund cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Portfolio are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Investments in Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to being purchased, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Investment Advisor will consider such an event in determining whether the Portfolio should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations that a Portfolio may purchase are short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, a Portfolio may invest in other types of instruments , including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

A Portfolio may hold derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when they are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. Derivatives, such as participation interests and custodial receipts, for Municipal Obligations give the holder the right to receive payment of principal subject to the conditions described above. The Investment Advisor will not independently review the underlying proceedings related to the creation of any derivatives or the bases for such opinion.

Before purchasing a derivative for a Portfolio, the Investment Advisor must conclude that the security and the supporting short-term obligation involve minimal credit risks and are eligible securities under the Fund’s Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the security, the Investment Advisor will review periodically the entity’s relevant financial information.

Stand-By Commitments. Under a stand-by commitment, a dealer would agree to purchase at a Portfolio’s option specified Municipal Obligations at their amortized cost value to the Portfolio plus accrued interest, if any. (Stand-by commitments acquired by a Portfolio may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Portfolio’s right to exercise stand-by commitments will be unconditional and unqualified.

Temporary Defensive Positions. As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash reserves will not earn income.

Additional Risk Information

Recent Market Events. Some countries, including the U.S., have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the 2008 financial crisis, and/or substantially reducing corporate taxes. Equity and debt markets may react strongly to these changes or expectations thereof, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time.

Governments and regulators may take actions that affect the regulation of the Portfolios or the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Portfolios’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the Portfolios. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Portfolios.

In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected by such events.

The coronavirus disease 2019 (COVID-19) pandemic resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. The disruptions caused by COVID-19 and other public health crises could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact the Portfolio’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio.

During the 2008 financial crisis, and again during the COVID-19 pandemic, the U.S. Government and the U.S. Federal Reserve Board (the “Fed”), as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels and by purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities on the open market (“Quantitative Easing”). The Fed and certain foreign central banks subsequently increased the Federal Funds and equivalent foreign rates and also tapered their Quantitative Easing programs. These entities may continue to increase rates and taper or end their quantitative easing programs. These or any other monetary policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Portfolio investments, which could cause the value of a Portfolio’s investments and share price to decline.

Cyber Security Risk. With the increased use of technology and dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may be exposed to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through hacking, physically accessing systems or data storage facilities, or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access to service providers’ digital systems, such as causing denial-of-service attacks on the service providers’ systems or websites that render them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken such as payment of a ransom. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber-attacks have the potential to interfere with the processing of Participation Certificate holder transactions, impact a Portfolio’s ability to calculate its net asset value (“NAV”), cause the release of private Participation Certificate holder information or confidential portfolio information, impede trading, cause reputational damage, and subject a Portfolio or its service providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, litigation costs, and/or additional compliance costs. A Portfolio and its service providers may also incur substantial costs for cyber security risk management in order to prevent future cyber security incidents. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of the costs. Similar types of cyber security risks exist for issuers of securities or other instruments in which a fund invests. Cyber-attacks could result in material adverse consequences for such issuers, and may cause a Portfolio’s investments therein to lose value.

INVESTMENT AND BORROWING LIMITATIONS

Below is a complete list of the Portfolios’ fundamental investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolios (as defined herein under “Miscellaneous”).

The Portfolios may not:

1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2. Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

4. Purchase securities, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days’ notice required for sale.

5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

6. Purchase securities issued by Health Plans Capital Service Corporation.

7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

8. Acquire voting securities of any issuer or acquire securities of other investment companies.

9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

10. Purchase securities on margin, make short sales of securities or maintain a short position.

11. Act as an underwriter of securities.

12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the 1940 Act.

The following non-fundamental investment limitations are applicable to the Government Portfolio only. These limitations can be changed by the Board, but the change will only be effective after prior written notice is provided to the Government Portfolio’s Participation Certificate holders.

1. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations.

2. The Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations or cash.

Additional Information Regarding Investment Limitations. Regarding fundamental investment limitation #6 above, Health Plans Capital Service Corporation was part of Blue Cross Blue Shield Association and served as the Fund’s administrator prior to BCS Financial Services Corporation. Health Plans Capital Service Corporation no longer exists.

PORTFOLIO TRANSACTIONS

Subject to the general oversight of the Board, BALLC is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios. Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios typically do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

The Investment Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold. The Investment Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer. During the Fund’s three most recently completed fiscal years none of the brokers utilized to carry out transactions for the Portfolios were affiliated with the Fund.

The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company by the Investment Advisor. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BALLC or any affiliates, officers or employees of BALLC.

On December 31, 2022, the Portfolios owned securities of regular broker dealers or their parents as indicated below.

Government Portfolio
Broker Dealer BNP Paribas Securities Co. The Bank of Nova Scotia TD Securities (USA), LLC MUFG Securities Americas Inc. HSBC Securities (USA), Inc.	Value of Securities Owned $125,000,000 $115,000,000 $95,000,000 $92,000,000 $70,000,000

Money Market Portfolio
Broker Dealer Svenska Handelsbanken AB Royal Bank of Canada Credit Agricole Securities (USA) Inc. J.P. Morgan Securities LLC TD Securities (USA) LLC	Value of Securities Owned $1,000,654 $1,298,223 $1,300,000 $15,000,000 $1,895,505

During the previous three fiscal years, the Portfolios have paid $0 in brokerage commissions.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Portfolios and the Investment Advisor, Administrator, service agent, custodian, transfer agent and distributor will only release information about a Portfolio’s holdings under the following circumstances:

•	Information which has previously been made public may be freely released.

•	Government and/or regulatory entities, such as the SEC or a court of law, may review the portfolio holdings.

•

Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer (“CCO”) or the CCO’s designee and a confidentiality agreement that includes an agreement not to use the information obtained for trading purposes.

•

The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-PORT, N-MFP or other applicable SEC forms. In addition, the Fund will disclose its portfolio holdings on its website at www.pif.com at such intervals and to such extent as the Fund shall determine and as required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure of Portfolio holdings information, the CCO or their designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the CCO or their designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s CCO is required to notify the Board of new third parties approved to receive portfolio holdings information pursuant to the procedures at the next meeting of the Board.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, an investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements. The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•	The Board and, if necessary, the Fund’s counsel

•	The Fund’s custodian

•	The Fund’s Administrator and its parent company

•	The Fund’s independent registered public accounting firm

•	The Fund’s distributor

•	Foreside Fund Officer Services, LLC

•	Foreside Management Services, LLC

•	Standard & Poor’s (S&P)

•	Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of portfolio holdings information. The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons. The Fund, BALLC, and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Government Portfolio and the Money Market Portfolio is available on the Fund’s website, at www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted on the website no earlier than 5 business days following the end of such month and remains posted on the website for six months thereafter.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90-day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the 1940 Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Special Limitations Affecting Redemptions of the Money Market Portfolio

As discussed in the Prospectus, the SEC has implemented a number of requirements, permitting liquidity fees and temporary redemption gates, for institutional prime money market funds based on the amount of a portfolio’s assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. Government, certain other U.S. Government or agency securities and securities that will mature, or are subject to a demand feature that is exercisable and payable within five business days. Please refer to the Prospectus for additional information regarding these liquidity fees and temporary redemption gates which could impact your redemption of the Money Market Portfolio’s Participation Certificates.

Transfer Payments

A Participant investing in the Government Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government Portfolio or the Money Market Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant. Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Government Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 3:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

The Fund calculates the NAV per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

For the Government Portfolio:

The Government Portfolio intends to operate as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and uses the amortized cost method of valuation to value its portfolio holdings for purposes of calculating the Portfolio’s NAV.

See “Use of Amortized Cost” below for additional information regarding this method.

For the Money Market Portfolio:

In calculating its NAV, the Money Market Portfolio values its holdings using readily available market quotations. Portfolio holdings for which market quotations are not readily available are fair valued by the Investment Advisor pursuant to the Board’s designation of the Investment Advisor as “valuation designee” with respect to the Money Market Portfolio in accordance with Rule 2a-5 under the 1940 Act. The Investment Advisor, as the Money Market Portfolio’s valuation designee, fair values portfolio holdings in accordance with its valuation policies and procedures, generally utilizing last available bid prices or price evaluations provided by an independent pricing service selected by the Investment Advisor. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Money Market Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Investment Advisor may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

Fair value represents a good faith approximation of the value of an asset or liability security. The fair value of an asset or liability held by the Money Market Portfolio is the amount the Portfolio might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. When determining the fair value of an investment, the Investment Advisor may use one or more fair value methodologies (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment. Valuing the Money Market Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. The Investment Advisor’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Portfolio performance and the Investment Adviser’s asset-based fees.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost, which is then adjusted each day by the amount of interest income accrued over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the accrued interest is added to the investment’s cost; if the initial cost exceeds the amount payable at maturity (a “premium”), then the accrued interest is subtracted from the investment’s cost.

In response to SEC guidance that funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security for which amortized cost is used to value the security in order to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Investors should also be aware that although procedures exist which are intended to reduce the volatility of each Portfolio’s NAV per Participation Certificate, the value of the underlying assets of each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios’ yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios’ yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios’ holdings, thereby reducing the Portfolios’ current yields. In periods of rising interest rates, the opposite can be expected to occur.

MANAGEMENT OF THE FUND

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Susan A. Pickar[1] 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL Age: 54	Trustee President and Chief Executive Officer	Indefinite, since 2022	2014 to Present—Chief Financial Officer and Treasurer, BCS Financial Corporation	Two	None

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jennifer J. Allen 3545 Lakeland Drive Jackson, MS 39232 Age: 47	Trustee	Indefinite, since 2020	2019 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2019 – Senior Vice President, Provider Partnerships, Blue Cross & Blue Shield of Mississippi	Two	None
Sandra M. Clarke 601 12th Street Oakland, CA 94607 Age: 54	Chair Trustee	1 year, since 2021 Indefinite, since 2019

2022 to Present – Chief Operating Officer, and from 2021 to 2022 – Executive Vice President and Chief Financial Officer, and from 2018 to 2021 – Senior Vice President and Chief Financial Officer, Blue Shield of California

				Two	None
William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age: 68	Trustee	Indefinite, since 2018	2011 to Present – Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

[1]	Ms. Pickar may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Fund as a result of her position as President and Chief Executive Officer of the Fund.

Independent Trustees Continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age: 66	Trustee	Indefinite, since 2015	2007 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None
Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age: 60	Trustee	Indefinite, since 2018	2019 to Present – President and Chief Executive Officer, and from 2017 to 2019—Chief Operating Officer, Blue Cross Blue Shield of Wyoming	Two	None
Lori C. Hair 2501 Faraway Drive Columbia, SC 29223 Age: 44	Trustee	Indefinite, since 2021	2021 to Present—Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021—Vice President, Corporate Controller and Assistant Treasurer, BlueCross and BlueShield of South Carolina	Two	None
Juan A. Lopez, Jr. 1901 Market Street Philadelphia, PA 19103 Age: 55	Trustee	Indefinite, since 2021	2021 to Present—Executive Vice President, Chief Financial and Treasurer, and from 2018 to 2021 – Senior Vice President, Finance Shared Services, Independence Blue Cross	Two	None
Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age: 62	Trustee	Indefinite, since 2018	2020 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2017 to 2020 – Senior Vice President, Chief Financial
			Officer and Treasurer, Hawaii Medical Service Association	Two	None
Mitch W. Perry 4705 University Drive Durham, NC 27707 Age: 57	Trustee	Indefinite, since 2021	2013 to Present—Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield of North Carolina	Two	None
Vincent P. Price 100 SW Market Street Portland, OR 97201 Age: 59	Trustee	Indefinite, since 2012	2009 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	Director, Barrett Business Services, Inc. (since 2017)
T. Ralph Woodard, Jr. 2500 Elmerton Avenue Harrisburg, PA 17177 Age: 57	Trustee	Indefinite, since 2018	2021 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Capital Blue Cross 2017 to 2021 – Executive Vice President and Chief Financial	Two	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Officer, Blue Cross of Idaho Health Service, Inc.

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 54	President and Chief Executive Officer	Since 2014	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation
Anthony S. Bongiorno 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 35	Assistant Treasurer	Since 2021	2023 to Present – Director, Investment Services & Treasury, and from 2020 to 2022 – Director, Investments and Client Relations, and from 2015 to 2020 – Manager, Investments and Client Relations, BCS Financial Corporation
Ann F. Frolik 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 57	Secretary and Anti-Money Laundering Officer	Since 2018	2018 to Present – Deputy General Counsel, and from 2015 to 2018 – Associate Counsel, BCS Financial Corporation
Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 39	Chief Operating Officer	Since 2015	2017 to Present – Vice President, Investment Services and Treasury, BCS Financial Corporation
Eimile J. Moore 3 Canal Plaza, 3rd Floor Portland, ME 04101 Age: 53	Chief Compliance Officer	Since 2022[2]	2011 to Present – Senior Principal Consultant, ACA Group
James A. Gallo 3 Canal Plaza, 3rd Floor Portland, ME 04101 Age: 58	Treasurer	Since 2022[2]	2022 to Present – Senior Principal Consultant, ACA Group 2010 to 2021 – Senior Director, Fund Services, Bank of New York Mellon

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board has

[1]	Term of office is one year.
[2]	Length of time served is less than one year.

established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail below under “Committees of the Board of Trustees.” As of the date of this SAI, there are 12 members serving on the Board (each a “Trustee”), 11 of whom are not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) and one of whom may be deemed an “interested person” of the Fund (the “Interested Trustee”). The Chair of the Board, Sandra M. Clarke, is an Independent Trustee. The Chair of the Board presides at meetings of the Board and may preside at meetings of Participation Certificate holders. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and the Investment Advisor. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings, including an annual report from the CCO and by making inquiries of and having meetings with the CCO. In light of the general characteristics of the Fund, including the number of series, the nature of the Fund’s investments and the historical relationship between the Fund and BALLC, the Board has developed a governance structure that fosters the type of meaningful dialogue between BALLC and the Trustees and results in the cooperation between the two.

The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. The information provided below, and in the table above, is not all-inclusive.

Interested Trustee

Susan A. Pickar has held senior and executive financial management positions, including currently serving as Chief Financial Officer and Treasurer of BCS Financial Corporation as shown in the table above.

Independent Trustees

Jennifer J. Allen has held senior and executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross & Blue Shield of Mississippi as shown in the table above.

Sandra M. Clarke has held senior and executive financial management positions, including currently serving as Chief Operating Officer of Blue Shield of California as shown in the table above.

William A. Coats has held senior and executive financial management positions, including currently serving as Vice President, Treasurer and Chief Investment Officer of Guidewell and Blue Cross and Blue Shield of Florida as shown in the table above.

John F. Giblin has held executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee, Inc. as shown in the table above.

Diane G. Gore has held executive financial management positions, including currently serving as President and Chief Executive Officer of Blue Cross Blue Shield of Wyoming as shown in the table above.

Lori C. Hair has held senior and executive financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of BlueCross and BlueShield of South Carolina as shown in the table above.

Juan A. Lopez, Jr. has held senior and executive financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross as shown in the table above.

Gina L. Marting has held senior and executive financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of Hawaii Medical Service Association as shown in the table above.

Mitch W. Perry has held senior and executive financial management positions, including currently serving as Senior Vice President and Chief Financial Officer Blue Cross and Blue Shield of North Carolina as shown in the table above.

Vincent P. Price has held executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc. as shown in the table above.

T. Ralph Woodard, Jr. has held senior and executive financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Capital Blue Cross as shown in the table above.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters. While the current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Committees of the Board of Trustees

The Board has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.	Make recommendations to the Board of Trustees concerning the appointment, retention and compensation of the independent auditors;

2.	Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.	Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.	Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws, regulations, policies and codes;

5.	Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.	Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.	Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.	Encourage and foster open communication among management, the independent auditors and the Board of Trustees; and

9.	Review significant reports of examinations of the Fund by regulatory agencies relevant to accounting practices and evaluate the adequacy of management’s response.

The Audit Committee is responsible for identifying and recommending for approval by the Board the independent auditors to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisors and certain affiliated parties. The members of the Audit Committee are Jennifer J. Allen, William A. Coats, John F. Giblin, Lori C. Hair, Juan A. Lopez., Jr. and Mitch W. Perry. The Audit Committee met on two occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Nominating Committee is to gather information and make recommendations to the Board of nominees for election as Trustees of the Fund. The members of the Nominating Committee are Sandra M. Clarke, Diane G. Gore, Gina L. Marting, Vincent P. Price and T. Ralph Woodard, Jr. The Nominating Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Nominating Committee is an interested person of the Fund.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at a meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

As of December 31, 2022, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

As of March 31, 2023, the Trustees and Officers of the Fund, as a group, did not own more than 1% of the outstanding Participation Certificates of any Portfolio.

As of December 31, 2022, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

Trustees who are not employed by Blue Cross and/or Blue Shield entities are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to other Trustees, including the Interested Trustees, or to its Officers for acting in such capacities. For the fiscal year ended December 31, 2022, all Trustees were employed by Blue Cross and/or Blue Shield entities and, as a result, the Fund did not pay any compensation to, or accrue any retirement benefits for, any of its Trustees or Officers during the fiscal year. The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates.

Investment Advisor and Service Agent

The services BALLC provides as investment advisor are described briefly in the Prospectus. BALLC supervises the sales of portfolio securities, and places orders for such transactions. As service agent for the Portfolios, BALLC maintains financial and other books and records, including appropriate journals and ledgers, verifies trade tickets, calculates weighted average maturity, dividends and yields, prepares unaudited financial statements, prepares or assists in the preparation of regulatory filings, computes NAV and the market value of assets of the Portfolios, prepares reports for the Board and performs related administrative services. BALLC agrees to abide by applicable legal requirements in providing these services. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.) Inc.

BALLC is a Delaware limited liability company and an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services; and (iv) securities lending services.

For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive an annual fee, computed daily and payable monthly, at the following annual percentages of each Portfolio’s net assets:

Annual Fee	Each Portfolio’s Average Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.12%	of the next $250 million
0.10%	of the next $250 million
0.08%	of amounts in excess of $1 billion

The tables below provide the fees earned by BALLC, as Investment Advisor and service agent, with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by BALLC, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2022	2021	2020
Advisory and Service Agent Fees Earned	$1,679,839	$1,719,522	$1,920,875
(Fees Waived and Expenses Reimbursed)	($1,087,871)	($1,151,955)	($1,081,918)
Total Fees Paid by Portfolio to BALLC[1]	$591,968	$567,567	$838,957

For the Money Market Portfolio:

	2022	2021	2020
Advisory and Service Agent Fees Earned	$128,575	$114,940	$252,970
(Fees Waived and Expenses Reimbursed)	($128,575)	($114,940)	($202,684)
Total Fees Paid by Portfolio to BALLC	$0	$0	$50,286

1 Fees paid are shown on a cash basis

Custodian and Transfer Agent

BNY Mellon acts as custodian of the Fund’s assets. BNY Mellon earns fees from each Portfolio for serving in this capacity. BNY Mellon has its principal offices at 240 Greenwich Street, New York, New York 10286. As

custodian, BNY Mellon, among other things, collects income of and payments to each Portfolio; consents and other authorizations for each Portfolio delivers, releases and exchanges securities held for each Portfolio when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of portfolio securities for, the redemption of Participation Certificates, and the payment of interest, dividends, taxes and management fees; and furnishes each Portfolio with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, from each Portfolio at the annual rates below, subject to an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

Annual Fee	Portfolio’s Average Annual Gross Assets
0.009%	of the first $500 million
0.008%	of amounts in excess of $500 million

BNY Mellon Investment Servicing (U.S.) Inc. has been retained to act as transfer agent for the Portfolios. BNY Mellon Investment Servicing (U.S.) Inc. has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing (U.S.) Inc. as transfer agent for the Portfolios, BNY Mellon Investment Servicing (U.S.) Inc. is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, and fees will not be prorated. Any part of a month for which services are provided will be billed as a full month, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to BNY Mellon shall be $5,000 per Portfolio, excluding out-of-pocket expenses and miscellaneous fees. Additional fees apply to the Money Market Portfolio as a result of having three NAV strikes daily. The additional fee is based on assets in the Money Market Portfolio. When assets are between $0—$500,000,000, the fee is $30,000 annually. Between $500,000,001—$1,000,000,000, the fee is $40,000 annually, and assets above $1,000,000,001 are assessed an additional fee of $70,000 annually. In the event of the Board imposing a liquidity fee or redemption gate, an intraday imposition will result in a fee of $50,000 and an end of day or beginning of day imposition will result in a fee of $25,000.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund. The Distributor is located at Three Canal Plaza, 3rd Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under “Foreside Management Services, LLC.” Each of the Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of September 30, 2021 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Fund’s Participation Certificates. The Distributor continually distributes Participation Certificates of the Fund on a best-efforts basis. The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates. The Distributor and its Officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services. Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of the Fund or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), FFOS provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (previously defined as the “CCO”). FFOS receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears. The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board or by FFOS on 60 days written notice to the other party.

Under the Compliance Agreement, FFOS and certain related parties (such as FFOS’s officers and persons who control FFOS) are not liable to the Fund or its Participation Certificate holders for, and are indemnified by the Fund against any and all claims and expenses related to, any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of FFOS’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Administrator

BCS Financial Services Corporation (previously defined as the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. The Administrator is owned by the Licensees. Ms. Pickar, Mr. Bongiorno, Ms. Frolik and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation. As described below, the Fund compensates the Administrator for administrative services provided to the Fund. The Trustees oversee the fees paid by the Fund to service providers, including the Administrator.

Subject to the supervision and control of the Board, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions, including services performed by the Fund’s custodian, service agent, and the Distributor.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from each Portfolio calculated daily and paid monthly at an annual rate not to exceed 0.05% of the Portfolio’s average daily net assets. The tables below provide the fees earned by the Administrator with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by the Administrator, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2022	2021	2020
Administrative Fees Earned	$659,423	$684,078	$809,775
(Fees Waived and Expenses Reimbursed)	($433,072)	($589,540)	($467,102)
Total Fees Paid by Portfolio to Administrator[1]	$226,351	$94,538	$342,673

For the Money Market Portfolio:

	2022	2021	2020
Administrative Fees Earned	$32,144	$28,735	$99,406
(Fees Waived and Expenses Reimbursed)	($74,949)	($45,927)	($19,881)
Total Fees Paid by Portfolio to Administrator	($42,805)	($17,192)	$79,525

1 Fees paid are shown on a cash basis

Additional Payments by the Administrator. From time to time, the Administrator and/or its affiliates, may compensate financial intermediaries for services to a Portfolio and its shareholders, including the Shareholder Services Payments described below. The financial intermediary may perform these obligations itself or may arrange for a third party to perform them. These payments are not made pursuant to a distribution plan, and under no circumstances will the Fund or a Portfolio pay an intermediary for transaction or other account services rendered on behalf of Participation Certificate holders. These payments are made from the Administrator’s legitimate profits. These payments are not an additional charge to a Portfolio or its Participation Certificate holders and do not change the price paid by for the purchase of a Portfolio’s Participation Certificates.

Shareholder Services Payments. A Portfolio’s Participation Certificates may be owned or held by financial intermediaries for the benefit of their clients that are members and licensees of the Blue Cross Blue Shield Association and certain related organizations as described in the Prospectus (“BCBS Investors”). In these situations, a Portfolio may not maintain accounts in the name of the BCBS Investor, and the financial intermediary may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Portfolio’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. These additional payments made by the Administrator are in addition to any transfer agent or administrative fees paid by a Portfolio, as applicable.

As of the date of this SAI, the financial intermediaries and/or their affiliates listed below may be receiving Shareholder Services Payments from the Administrator:

BofA Securities, Inc.

Fee Waivers and Expense Reimbursement

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2024 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2024 without the consent of the Board.

BALLC and the Administrator will not recoup any fees that were waived pursuant to these waiver agreements in any subsequent years. In addition, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual advisory fee.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of BALLC, BNY Mellon, BNY Mellon Investment Servicing (U.S.) Inc., FFOS and the Administrator, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2022, expense ratios were 0.10% for the Government Portfolio and 0.17% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been 0.21% for the Government Portfolio and 0.49% for the Money Market Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Fund’s Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of

Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation.

The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders and qualified dividend income treatment in the case of non-corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service, or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long a holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income and net capital gains of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio is distributed by the Portfolio (whether in cash or additional Participation Certificates), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

Certain distributions reported by a Portfolio as section 163(j) interest dividends may be treated as interest income by holders for purposes of the interest expense limitations under Code section 163(j). Such treatment by a holder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Portfolio is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of the Portfolio’s business interest income over the sum of the Portfolio’s (i) business interest expense and (ii) other deductions properly allocable to the Portfolio’s business interest income. A Portfolio may choose not to designate section 163(j) interest dividends.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. However, any loss realized upon a taxable disposition of Participation Certificates held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the Participation Certificate holder with respect to the Participation Certificates. Further, except in the context of the Money Market Portfolio or holders electing to adopt the NAV Method, all or a portion of any loss realized by a holder upon a taxable disposition of Participation Certificates will be disallowed under the wash sale rules if the holder acquires Participation Certificates of the same Portfolio (including through the automatic reinvestment of dividends) or other substantially identical stock or securities during a 61-day period beginning 30 days before and ending 30 days after the date of the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a holder. Because the Government Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates. Holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, gain or loss on fund shares is not computed on every sale or redemption. Instead, gain or loss is based on the aggregate value of the holder’s Participation Certificates of the Portfolio during the computation period. A holder’s gain or loss generally equals (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period. A Participation Certificates holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period. The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Holders of Participation Certificates should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption. There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

The foregoing discussion is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio and (iii) minus such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee’s fees) of, the Fund, prorated on the basis of relative NAV of the Fund’s Portfolios applicable to that period.

PERFORMANCE INFORMATION

Determination of Yield

From time-to-time, the Fund may quote the Government Portfolio and the Money Market Portfolio “yield” and “effective yield” in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Government Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2022, the Money Market Portfolio average yield was 4.78% and the effective yield was 4.89%. For the same period the Government Portfolio average yield was 3.99% and the effective yield was 4.07%.

The yield of the Government Portfolio and the Money Market Portfolio was positively affected by fee waivers. (See “Investment Advisor and Service Agent,” “Administrator” and “Fee Waivers and Expense Reimbursement” under “Management of the Fund”).

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the 1940 Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts certain matters from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2023.

Participation Certificate holder	Percent of Participation Certificates Owned of Government Portfolio		Percent of Participation Certificates Owned of Money Market Portfolio
Blue Cross Blue Shield Association 225 North Michigan Avenue Chicago, IL 60601 Organized under laws of Illinois	27.70	%A	36.79	%A

HTH RE Victoria Hall, 11 Victoria Street Hamilton, HM 11 Bermuda Organized under laws of Bermuda	0.00	%A	30.95	%A

BCS Financial Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Organized under laws of Illinois	0.76	%A	20.04	%A

Hawaii Medical Service Association 818 Keeaumoku Street Honolulu, HI 96814 Organized under laws of Hawaii	17.59	%A	N/A

Excellus BlueCross BlueShield 165 Court Street Rochester, NY 14647 Organized under laws of New York	17.24	%A	N/A

BlueCross BlueShield of South Carolina 2501 Faraway Drive Columbia, SC 29223 Organized under laws of South Carolina	7.40	%A	7.36	%A

BlueCross BlueShield of Tennessee, Inc. 1 Cameron Circle Chattanooga, TN 37402	6.82	%A	N/A

Independence Blue Cross 1901 Market Street Philadelphia, PA 19103 Organized under laws of Pennsylvania	9.65	%A	N/A

Blue Cross and Blue Shield of Kansas 1113 SW Topeka, Blvd Topeka, KS 66629 Organized under laws of Kansas	6.27	%A	N/A

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders.

A	Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. (“Cohen”), with offices at 151 North Franklin Street, Suite 575, Chicago, Illinois 60606 has been appointed to serve as the independent registered public accounting firm of the Fund for the year ending December 31, 2023. Cohen provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

COUNSEL

Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601 is counsel for the Fund and the Independent Trustees.

MISCELLANEOUS

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, BNY Mellon Investment Servicing (U.S.) Inc., which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios, including the report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s Annual Report dated December 31, 2022 are incorporated by reference into this SAI. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator, BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

APPENDIX A

DESCRIPTION OF THE RATINGS OF DEBT OBLIGATIONS

Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), a Division of S&P Global Inc. and Fitch Ratings (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Credit ratings are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

This Appendix A contains information obtained from third parties, including ratings from credit ratings agencies. These third parties do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, disclosed here and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.

A Description of Moody’s Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Issue Credit Ratings

A S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term    notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation, and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations and will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of S&P’s Municipal Short-Term Note Ratings

A S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 18, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2009 (“PEA No. 27”))

(a)(6)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(a)(7)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(7) of post-effective amendment No. 57 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2018 (“PEA No. 57”))

(a)(8)	Written Instrument, dated September 15, 2017, Amending the Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(8) of PEA No. 57

(a)(9)	Articles of Amendment, effective December 21, 2020, to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit (a)(9) of post-effective amendment No. 63 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2021 (“PEA No. 63”))

(b)	Bylaws of Registrant as Amended and Restated on November 8, 2018 (incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2020 (“PEA No. 61”))

(c)	Not applicable

(d)(1)	Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No. 002-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

Exhibit No.	Description of Exhibit

(d)(2)	Investment Advisory Agreement and Service Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(2) of PEA No. 32)

(d)(3)	Fee Waiver Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on October 18, 2013 (“PEA No. 41”))

(d)(4)	Fee Waiver Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 41)

(d)(5)	Fee Waiver Agreement for the Government Portfolio and the Money Market Portfolio (incorporated by reference to Exhibit (d)(5) of PEA No. 41)

(e)(1)	Distribution Agreement dated May 31, 2017 (incorporated by reference to Exhibit (e)(1) of PEA No. 57)

(e)(2)	First Amendment, dated September 13, 2017, to the Distribution Agreement (incorporated by reference to Exhibit (e)(2) of PEA No. 57)

(e)(3)	Distribution Agreement Novation, dated September 30, 2021 (incorporated by reference to Exhibit (e)(3) of PEA No. 64)

(f)	Not applicable

(g)	Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(h)(1)	Transfer Agency Agreement (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N1-A No. 002-99584, as filed with the SEC on March 1, 2017 (“PEA No. 54”)

(h)(2)	Administration Agreement (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2014 (“PEA No. 42”))

(h)(3)	First Amendment to the Administration Agreement (incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2015 (“PEA No. 46”))

(i)	Opinion of Counsel (incorporated by reference to Exhibit (i) of PEA No. 46)

(j)(1)	Powers of Attorney for Vincent P. Price dated April 7, 2016 (incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 29, 2016 (“PEA No. 50”))

(j)(2)	Powers of Attorney for John F. Giblin dated February 21, 2017 (incorporated by reference to Exhibit (j)(3) of PEA No. 54)

(j)(3)	Powers of Attorney for William A. Coats, and T. Ralph Woodard, Jr. (incorporated by reference to Exhibit (j)(5) of PEA No. 57)

Exhibit No.	Description of Exhibit

(j)(4)	Powers of Attorney for Sandra M. Clarke, Diane G. Gore and Gina L. Marting (incorporated by reference to Exhibit (j)(5) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2019 (“PEA No. 59”))

(j)(5)	Power of Attorney for Jennifer J. Allen (incorporated by reference to Exhibit (j)(5) of PEA No. 61)

(j)(6)	Powers of Attorney for Lori C. Hair, Juan A. Lopez, Jr. and Mitch W. Perry (incorporated by reference to Exhibit (j)(6) of PEA No. 64)

(j)(7)	Consent of Cohen & Company, Ltd. (filed herein)

(k)	Not applicable

(l)	Subscription agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)	Not applicable (each Portfolio is a money market fund)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the 1940 Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Item 32. Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

Absolute Shares Trust

Adaptive Core ETF, Series of Collaborative Investment Series Trust

AdvisorShares Trust

AFA Multi-Manager Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust

Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

Amplify ETF Trust

Applied Finance Core Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

ARK ETF Trust

ASYMmetric ETFs Trust

B.A.D. ETF, Series of Listed Funds Trust

Bitwise Funds Trust

Bluestone Community Development Fund

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

Center Coast Brookfield MLP & Energy Infrastructure Fund

Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust

Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

Clifford Capital International Value Fund, Series of World Funds Trust

Clifford Capital Partners Fund, Series of World Funds Trust

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Cohen & Steers Infrastructure Fund, Inc.

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

Davis Fundamental ETF Trust

Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

Defiance Digital Revolution ETF, Series of ETF Series Solutions

Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

Defiance Next Gen H2 ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Direxion Shares ETF Trust

Dividend Performers ETF, Series of Listed Funds Trust

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

Eaton Vance NextShares Trust

Eaton Vance NextShares Trust II

EIP Investment Trust

Ellington Income Opportunities Fund

Esoterica Thematic ETF Trust

ETF Opportunities Trust

Evanston Alternative Opportunities Fund

Exchange Listed Funds Trust

Fiera Capital Series Trust

FlexShares Trust

Forum Funds

Forum Funds II

Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

Grayscale Future of Finance ETF, Series of ETF Series Solutions

Grizzle Growth ETF, Series of Listed Funds Trust

Guinness Atkinson Funds

Harbor ETF Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

IDX Funds

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust

Kelly Strategic ETF Trust

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II

LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II

LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Merk Stagflation ETF, Series of Listed Funds Trust

Milliman Variable Insurance Trust

Mindful Conservative ETF, Series of Collaborative Investment Series Trust

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Mohr Growth ETF, Series of Collaborative Investment Series Trust

Morgan Creek-Exos Active SPAC Arbitrage ETF

Morningstar Funds Trust

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Performance Trust Mutual Funds, Series of Trust for Professional Managers

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

PMC Funds, Series of Trust for Professional Managers

Point Bridge America First ETF, Series of ETF Series Solutions

Preferred-Plus ETF, Series of Listed Funds Trust

Putnam ETF Trust

Quaker Investment Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust

Reynolds Funds, Inc.

RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

Roundhill MEME ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Salient MF Trust

Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust

Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

SHP ETF Trust

Six Circles Trust

Sound Shore Fund, Inc.

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Syntax ETF Trust

Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

The Community Development Fund

The Finite Solar Finance Fund

The Private Shares Fund (f/k/a SharesPost 100 Fund)

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal ETF Trust

Tidal Trust II

TIFF Investment Program

Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (May) ETF, Listed Funds Trust

TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Variant Alternative Income Fund

Variant Impact Fund

VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

VictoryShares Protect America ETF, Series of Victory Portfolios II

VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II

VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II

VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

Walthausen Funds

West Loop Realty Fund, Series of Investment Managers Series Trust

WisdomTree Trust

WST Investment Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant

Teresa Cowan	President and Manager	None

Chris Lanza	Vice President	None

Kate Macchia	Vice President	None

Nanette K. Chern	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Secretary	None

Susan L. LaFond	Treasurer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records
1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government Portfolio and the Money Market Portfolio.

4.	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Records relating to its function as custodian.

5.	Foreside Fund Officer Services, LLC 3 Canal Plaza, 3rd Floor Portland, ME 04101	Records relating to provision of compliance services.

6.	Foreside Fund Services, LLC Three Canal Plaza, 3rd Floor Portland, ME 04101	Records relating to its function as fund distributor.

7.	Foreside Management Services, LLC Three Canal Plaza, 3rd Floor Portland, ME 04101	Records relating to provision of treasurer services.

Item 34. Management Services

Disclosed in Part A

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 28th day of April, 2023.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson
Alexander D. Hudson, Chief Operating Officer

ATTEST:

/s/ Ann F. Frolik
Ann F. Frolik, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Alexander D. Hudson Alexander D. Hudson	Chief Operating Officer (Principal Executive Officer)	April 28, 2023

/s/ James A. Gallo James A. Gallo	Treasurer (Principal Financial and Accounting Officer)	April 28, 2023

Signature	Title	Date

*Jennifer J. Allen Jennifer J. Allen	Trustee	April 28, 2023

*Sandra M. Clarke Sandra M. Clarke	Trustee	April 28, 2023

*William A. Coats William A. Coats	Trustee	April 28, 2023

*Diane G. Gore Diane G. Gore	Trustee	April 28, 2023

*John F. Giblin John F. Giblin	Trustee	April 28, 2023

*Lori C. Hair Lori C. Hair	Trustee	April 28, 2023

*Juan A. Lopez, Jr. Juan A. Lopez, Jr.	Trustee	April 28, 2023

*Gina L. Marting Gina L. Marting	Trustee	April 28, 2023

*Mitch W. Perry Mitch W. Perry	Trustee	April 28, 2023

/s/ Susan A. Pickar Susan A. Pickar	Trustee	April 28, 2023

*Vincent P. Price Vincent P. Price	Trustee	April 28, 2023

*T. Ralph Woodard, Jr. T. Ralph Woodard, Jr.	Trustee	April 28, 2023

*	Executed on behalf of the indicated Trustees by Alexander D. Hudson, duly appointed attorney-in-fact.

By:	/s/ Alexander D. Hudson
Alexander D. Hudson,
Attorney-in-fact

EXHIBITS

Exhibit No.	Description of Exhibit

(j)(7)	Consent of Cohen & Company, Ltd.